Long-term investment - Additional information (Details)	1 Months Ended				6 Months Ended
	Jan. 31, 2022 USD ($) director	Jan. 31, 2022 CNY (¥) director	Aug. 31, 2021 USD ($) director	Aug. 31, 2021 CNY (¥) director	Sep. 30, 2022 USD ($)
Long-term investment
Loss on equity investment					$ (104,354)
Medical Star
Long-term investment
Cash consideration			$ 281,698	¥ 2,000,000
Equity method investment, ownership percentage			20.00%	20.00%
Loss on equity investment					(19,296)
Number of directors in board | director			7	7
Number of directors can be appointed | director			3	3
Voting power (in percent)			43.00%	43.00%
Fujian Fishery
Long-term investment
Cash consideration	$ 13,241,558	¥ 94,012,410
Equity method investment, ownership percentage	3.00%	3.00%
Loss on equity investment					$ (85,058)
Number of directors in board	1	1
Voting power (in percent)	20.00%	20.00%